UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-09597

LORD ABBETT LARGE-CAP GROWTH FUND
(Exact name of registrant as specified in charter)

90 Hudson Street, Jersey City, NJ		07302
(Address of principal executive offices)		(Zip code)

Christina T. Simmons, Vice President & Assistant Secretary 90 Hudson Street, Jersey City, NJ 07302
(Name and address of agent for service)

Registrant's telephone number, including area code:		(800) 201-6984

Date of fiscal year end:	7/31

Date of reporting period:	October 31, 2006

Item 1:           Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT LARGE-CAP GROWTH FUND October 31, 2006

		Value
Investments	Shares	(000)
LONG-TERM INVESTMENTS 97.11%

COMMON STOCKS 95.87%

Aerospace 4.19%
Boeing Co. (The)	73,000	$5,830
United Technologies Corp.	53,819	3,537
Total		9,367

Banks 4.59%
Bank of New York Co., Inc. (The)	106,000	3,643
Mellon Financial Corp.	76,000	2,949
State Street Corp.	57,000	3,661
Total		10,253

Beverage: Soft Drinks 2.48%
PepsiCo, Inc.	87,600	5,557

Biotechnology Research & Production 6.95%
Amgen, Inc.*	30,000	2,277
Baxter Int’l. Inc.	30,000	1,379
Biogen Idec, Inc.*	78,000	3,713
Celgene Corp.*	113,000	6,039
Genentech, Inc.*	25,700	2,141
Total		15,549

Casinos & Gambling 0.90%
MGM Mirage*	47,000	2,022

Communications Technology 7.36%
Cisco Systems Inc.*	304,000	7,335
Corning, Inc.*	206,000	4,209
Motorola, Inc.	109,000	2,513
QUALCOMM Inc.	53,000	1,929
Tellabs, Inc.*	43,811	462
Total		16,448

Computer Services, Software & Systems 7.41%
Adobe Systems, Inc.*	50,000	1,913
Akamai Technologies, Inc.*	66,000	3,093
BEA Systems, Inc.*	57,000	927
Infosys Technologies Ltd. ADR	58,000	3,022
Microsoft Corp.	158,000	4,536
Oracle Corp.*	167,294	3,090
Total		16,581

Computer Technology 5.09%
Apple Computer, Inc.*	49,000	3,973
Network Appliance, Inc.*	117,682	4,295
NVIDIA Corp.*	89,554	3,123
Total		11,391

Consumer Electronics 5.43%
Electronic Arts Inc.*	99,000	5,236
Google Inc. Class A*	14,500	6,908
Total		12,144

Diversified Financial Services 4.41%
American Express Co.	66,732	3,858
Chicago Mercantile Exchange	6,300	3,156
Goldman Sachs Group, Inc. (The)	15,000	2,847
Total		9,861

Diversified Production 2.18%
Danaher Corp.	68,000	4,880

Drug & Grocery Store Chains 0.99%
CVS Corp.	70,649	2,217

Drugs & Pharmaceuticals 7.32%
Allergan, Inc.	29,000	3,350
Gilead Sciences, Inc.*	22,000	1,516
Johnson & Johnson	57,113	3,849
Novartis AG ADR	74,000	4,494
Roche Holdings Ltd. ADR	36,000	3,150
Total		16,359

Electrical Equipment & Components 1.41%
Emerson Electric Co.	37,356	3,153

Electronics: Semi-Conductors/Components 2.46%
Broadcom Corp. Class A*	38,000	1,150
Intel Corp.	204,000	4,354
Total		5,504

Electronics: Technology 0.56%
Garmin Ltd (Cayman Islands)(b)	23,394	1,249

Health & Personal Care 1.16%
WellPoint, Inc.*	34,000	2,595

See Notes to Schedule of Investments.

1

			Value
Investments		Shares	(000)
Hotel/Motel 1.89%
Hilton Hotels Corp.		146,000	$4,222

Machinery: Oil Well Equipment & Services 1.11%
National Oilwell Varco, Inc.*		22,000	1,329
Schlumberger Ltd. (Netherlands Antilles)(b)		18,200	1,148
Total			2,477

Medical & Dental Instruments & Supplies 1.31%
Stryker Corp.		56,000	2,928

Multi-Sector Companies 1.88%
General Electric Co.		119,818	4,207

Oil: Crude Producers 1.51%
Devon Energy Corp.		33,000	2,206
XTO Energy Inc.		25,000	1,166
Total			3,372

Railroads 0.78%
CSX Corp.		49,000	1,748

Restaurants 1.45%
Tim Hortons Inc. (Canada)(b)		112,379	3,248

Retail 11.39%
Best Buy Co., Inc.		76,172	4,209
Circuit City Stores, Inc.		90,000	2,428
GameStop Corp.*		67,000	3,421
Kohl’s Corp.*		62,265	4,396
Staples, Inc.		150,000	3,868
Target Corp.		73,500	4,350
Wal-Mart Stores, Inc.		57,000	2,809
Total			25,481

Securities Brokerage & Services 1.02%
Bear Stearns & Co., Inc.		15,000	2,270

Services: Commercial 0.55%
eBay Inc.*		38,000	1,221

Soaps & Household Chemicals 4.48%
Colgate-Palmolive Co.		88,352	5,652
Procter & Gamble Co. (The)		68,908	4,368
Total			10,020

Utilities: Cable TV & Radio 2.36%
Comcast Corp. Class A*		130,000	5,287

Utilities: Electrical 1.25%
AES Corp. (The)*		127,100	2,795

Total Common Stocks
(cost $198,865,163)			214,406

			U.S. $
			Value
FOREIGN COMMON STOCK 1.24%

United Kingdom
Tesco plc(a)
(cost $2,752,299)	GBP	368,000	2,762

Total Long-Term Investments
(cost $201,617,462)			217,168

See Notes to Schedule of Investments.

2

	Principal
	Amount	Value
	(000)	(000)
SHORT-TERM INVESTMENT 6.29%

Repurchase Agreement
Repurchase Agreement dated 10/31/2006, 4.65% due 11/1/2006
with State Street Bank & Trust Co. collateralized by
$14,165,000 of Federal National Mortgage Assoc. at 5.00% due
1/15/2007; value: $14,358,182; proceeds: $14,073,521
(cost $14,071,704)	$14,072	$14,072

Total Investments in Securities 103.40%
(cost $215,689,166)		231,240
Liabilities in Excess of Foreign Cash and Other Assets (3.40%)		(7,606)
Net Assets 100.00%		$223,634

ADR	American Depositary Receipt.
*	Non-income producing security.
(a)	Investment in non-U.S. dollar denominated security.
(b)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

3

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Large-Cap Growth Fund (the “Fund”) is registered under the Investment Company Act of 1940 (the “Act”) as a diversified, open-end management investment company. The Fund was organized as a Delaware Statutory Trust on September 29, 1999. The Fund commenced operations on December 15, 1999, and the Securities and Exchange Commission declared the Fund effective and each class of shares became available to the public on December 30, 1999.

The Fund’s investment objective is to seek long-term capital growth.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)      Investment Valuation–Securities traded on any recognized U.S. or non-U.S. exchange or on NASDAQ, Inc. are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of trading on the New York Stock Exchange. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Trustees. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates current market value.

(b)     Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)  Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate prevailing when earned or recorded.

(d)     Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which the Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. government, its agencies, its instrumentalities, or U.S. government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the value of those securities has declined, the Fund may incur a loss upon disposition of the securities.

3. FEDERAL TAX INFORMATION

As of October 31, 2006, the Fund’s aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes are as follows:

Tax cost	$217,619,084
Gross unrealized gain	15,063,305
Gross unrealized loss	(1,442,823)
Net unrealized security gain	$13,620,482

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to wash sales.

4. INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with equity investing as well as the particular risks associated with growth stocks. The value of an investment will fluctuate in response to movements in the stock market in general, and to the changing prospects of individual companies in which the Fund invests. Different types of stocks shift in and out of favor depending on market and economic conditions. Growth stocks tend to be more volatile than other stocks. In addition, if the Fund’s assessment of a company’s potential for growth or market conditions is wrong, it could suffer losses or produce poor performance relative to other funds, even in a rising market.

These factors can affect the Fund’s performance.

Item 2:           Controls and Procedures.

(a)    Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)   There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:           Exhibits.

(i)    Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2) is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT LARGE-CAP GROWTH FUND

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 21, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

/s/Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

/s/Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 21, 2006